Derivative Financial Instruments (Schedule Of Interest Rate Swaps) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	$ 225,000
Fair Value Gain (Loss)	(10,913)
Interest Rate Swap 1 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	50,000
Fair Value Gain (Loss)	(3,918)
Interest Rate Swap 2 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	40,000
Fair Value Gain (Loss)	(3,206)
Interest Rate Swap 3 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	50,000
Fair Value Gain (Loss)	(2,567)
Interest Rate Swap 4 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	25,000
Fair Value Gain (Loss)	(1,341)
Interest Rate Caps 1 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	20,000
Fair Value Gain (Loss)	40
Interest Rate Caps 2 [Member] | Cash Flow [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	40,000
Fair Value Gain (Loss)	79
Total Interest Rate Swaps [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	165,000
Fair Value Gain (Loss)	(11,032)
Interest Rate Caps [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional Amount	60,000
Fair Value Gain (Loss)	$ 119